Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002889
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class AAA
C000002891
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class C
C000002887
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class I
C000002888
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	10,000	23,836	21,347	19,982	20,761	17,027	16,744	13,672	13,996	11,708	10,071
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	10,000	24,960	21,423	18,550	20,121	16,068	15,211	12,027	13,013	11,212	9,635
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	10,000	23,836	21,347	19,982	20,761	17,027	16,744	13,672	13,996	11,708	10,071
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	10,000	24,960	21,423	18,550	20,121	16,068	15,211	12,027	13,013	11,212	9,635
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	10,000	23,836	21,347	19,982	20,761	17,027	16,744	13,672	13,996	11,708	10,071
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	10,000	24,960	21,423	18,550	20,121	16,068	15,211	12,027	13,013	11,212	9,635
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	10,000	23,836	21,347	19,982	20,761	17,027	16,744	13,672	13,996	11,708	10,071
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	$ 10,000	$ 24,960	$ 21,423	$ 18,550	$ 20,121	$ 16,068	$ 15,211	$ 12,027	$ 13,013	$ 11,212	$ 9,635